UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    May 11, 2005

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:   $117,312

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4358 50860.00 SH       SOLE                 48260.00           2600.00
American SuperConductor        COM              030111108      541 54240.00 SH       SOLE                 51640.00           2600.00
Amgen, Inc.                    COM              031162100     3137 53899.00 SH       SOLE                 51299.00           2600.00
Amsouth Bancorporation         COM              032165102     2913 112253.00SH       SOLE                106853.00           5400.00
Anadarko Petroleum Corp        COM              032511107     4651 61115.00 SH       SOLE                 57515.00           3600.00
BP p.l.c. ADR                  ADR              055622104     2507 40175.00 SH       SOLE                 38275.00           1900.00
Brown & Brown, Inc.            COM              115236101      795 17250.00 SH       SOLE                 17250.00
Caterpillar, Inc               COM              149123101     5169 56530.00 SH       SOLE                 53230.00           3300.00
Chevron Corp                   COM              166764100     2903 49788.00 SH       SOLE                 46888.00           2900.00
Coca-Cola Company              COM              191216100     1939 46535.00 SH       SOLE                 41735.00           4800.00
Conagra Foods, Inc.            COM              205887102     4566 168984.00SH       SOLE                160584.00           8400.00
Dow Chemical                   COM              260543103     5194 104201.00SH       SOLE                100401.00           3800.00
Duke Energy Company            COM              264399106     4506 160860.00SH       SOLE                149760.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1229 23988.00 SH       SOLE                 22588.00           1400.00
Emerson Electric               COM              291011104     4417 68025.00 SH       SOLE                 63525.00           4500.00
Exxon Mobil Corp               COM              30231G102     5043 84611.00 SH       SOLE                 80711.00           3900.00
Fuelcell Energy Inc            COM              35952H106      535 53625.00 SH       SOLE                 53125.00            500.00
Genentech Inc                  COM              368710406     2643 46695.00 SH       SOLE                 42695.00           4000.00
General Electric               COM              369604103     4387 121651.00SH       SOLE                115651.00           6000.00
Honeywell, Inc                 COM              438516106     2451 65862.00 SH       SOLE                 62462.00           3400.00
IDACORP, Inc.                  COM              451107106     2028 71470.00 SH       SOLE                 68970.00           2500.00
Ingersoll-Rand Company Class A COM              G4776G101      719  9033.00 SH       SOLE                  8933.00            100.00
Intel Corp                     COM              458140100     3771 162341.00SH       SOLE                154141.00           8200.00
International Rectifier        COM              460254105     2791 61340.00 SH       SOLE                 57340.00           4000.00
Johnson & Johnson              COM              478160104     5703 84910.00 SH       SOLE                 81410.00           3500.00
Kellogg Co                     COM              487836108     1262 29160.00 SH       SOLE                 29160.00
Lilly, Eli & Co                COM              532457108     1512 29024.00 SH       SOLE                 27824.00           1200.00
Medtronic, Inc.                COM              585055106     1090 21400.00 SH       SOLE                 20100.00           1300.00
Merck & Co., Inc               COM              589331107     1828 56461.00 SH       SOLE                 53161.00           3300.00
Microsoft Corp                 COM              594918104      281 11610.00 SH       SOLE                 11610.00
Pfizer, Inc                    COM              717081103     3015 114760.00SH       SOLE                109185.00           5575.00
Proctor & Gamble               COM              742718109     1746 32939.00 SH       SOLE                 31339.00           1600.00
Progress Energy Inc            COM              743263105     3687 87879.00 SH       SOLE                 84179.00           3700.00
Royal Dutch Petroleum Co.      ADR              780257804      267  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     4836 151923.00SH       SOLE                145523.00           6400.00
SunTrust Banks, Inc.           COM              867914103     5796 80428.00 SH       SOLE                 76528.00           3900.00
Texas Instruments              COM              882508104     2145 84169.00 SH       SOLE                 79269.00           4900.00
Thomasville Bancshares, Inc.   COM              884608100      278 17350.00 SH       SOLE                 17350.00
Verizon Communications         COM              92343V104     4163 117258.00SH       SOLE                111558.00           5700.00
Wal-Mart Stores, Inc.          COM              931142103      253  5050.00 SH       SOLE                  5050.00
Wells Fargo                    COM              949746101     5496 91913.00 SH       SOLE                 87913.00           4000.00
Esc Conseco Inc                PFD              2084649g4        0 25000.00 SH       SOLE                 25000.00
Investment Company of America                   461308405      317 10466.955SH       SOLE                10466.955
Longleaf Partners Fund                          543069108      207 6691.237 SH       SOLE                 6691.237
Longleaf Partners Int'l Fund                    543069405      237 14895.730SH       SOLE                14895.730